Leases - Other supplemental (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
Operating cash flows for operating leases	$ 10,935	¥ 76,130
ROU assets obtained in exchange for new operating lease liabilities	$ 57,836	¥ 402,646